Net Periodic Postretirement Benefit Cost of U.S. Subsidiaries' Plans (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost - Benefits earned during the year	$ 2,659,000	¥ 218,000,000	¥ 227,000,000	¥ 231,000,000
Interest cost on projected benefit obligations	5,317,000	436,000,000	452,000,000	528,000,000
Expected return on plan assets	(3,902,000)	(320,000,000)	(302,000,000)	(324,000,000)
Amortization of actuarial loss	1,878,000	154,000,000	196,000,000	250,000,000
Amortization of prior service cost	780,000	64,000,000	65,000,000	70,000,000
Curtailment and settlement gain				(116,000,000)
Net periodic cost	$ 6,732,000	¥ 552,000,000	¥ 638,000,000	¥ 639,000,000